RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related parties, their related transactions and balances
a)	Related Parties

Name of Related Parties	Relationship with the Group
Zhejiang Cainiao Supply Chain Management Co. Ltd (“Cainiao”)	Entity controlled by a principal shareholder of the Group
Alibaba Cloud Computing Co. Ltd (“Ali Cloud”)	Entity controlled by a principal shareholder of the Group
Alibaba.com Hong Kong Limited (“Alibaba HK”)	Entity controlled by a principal shareholder of the Group
Alibaba.com China Limited (“Alibaba China”)	Entity controlled by a principal shareholder of the Group
Alibaba (China) Network Technology Co., Ltd (“Alibaba Technology”)	Entity controlled by a principal shareholder of the Group
Lazada Express Limited (“Lazada”)	Entity controlled by a principal shareholder of the Group
Taobao China Holding Limited (“Taobao”)	Entity controlled by a principal shareholder of the Group
Zhejiang ALOG Supply Chain Management Co,Ltd (“ALOG”)	Entity controlled by a principal shareholder of the Group
b)	The Group had the following related party transactions:

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Rendering of express delivery, freight delivery and supply chain management services:
Cainiao	418,806	237,045	160,977	22,673
Lazada	120,892	148,628	105,766	14,897
ALOG	—	11,102	19,411	2,734
	539,698	396,775	286,154	40,304

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Commission fee paid to related party:
Lazada	—	2,526	—	—

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating costs paid to related party:
Ali Cloud	13,608	9,041	6,845	964

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Proceeds of the disposal of machinery and electronic equipment assets received from related party:
ALOG	—	16,013	12,659	1,783

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Repurchase of convertible senior notes held by related party (Note 15):
Alibaba HK	—	746,538	503,318	70,891

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Interest expense of convertible senior notes accrued to related party (Note 15):
Alibaba HK	62,887	62,192	35,015	4,932

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Borrowings received from related party:
Alibaba Technology	600,000	—	—	—

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Borrowings repaid to related party:
Alibaba Technology	600,000	—	—	—

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Interest expense of borrowings accrued to related party:
Alibaba Technology	674	—	—	—

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cash proceeds from the disposal of an equity investment (Note 10):
Cainiao	220,000	—	—	—

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Issuance of BEST Asia Series A Preferred Shares to a related party (Note 21):
Taobao	193,803	—	—	—
c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related parties:
Cainiao	45,377	34,408	4,846
Ali Cloud	370	534	75
Lazada	24,895	20,382	2,871
ALOG	5,726	5,070	714
	76,368	60,394	8,506

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Amounts due to related parties:
Alibaba HK	131	78	11
Ali Cloud	446	1,041	147
Cainiao	241	—	—
Lazada	497	—	—
	1,315	1,119	158

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Convertible senior notes held by a related party – current:
Alibaba HK/China*	522,744	106,240	14,964
Convertible senior notes held by a related party – non-current:
Alibaba HK/China	522,744	424,962	59,855

* In December 2023, all of the 2025 Convertible Notes were transferred by Alibaba HK to Alibaba China.

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Convertible non-controlling interests held by related party:
Taobao	191,865	191,865	27,024